Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	12. INCOME TAXES
The components of loss before income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Domestic	$(154.4)	$(72.5)	$(48.3)
Foreign	(1.4)	14.9	19.8
Loss before income taxes	$(155.8)	$(57.6)	$(28.5)

The following table presents the components of the 2019, 2018, and 2017 provision for income taxes:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Current:
Federal	$13.2	$(9.0)	$(17.7)
State	2.9	5.5	(2.7)
Foreign	1.7	8.9	10.7
Total current	17.8	5.4	(9.7)
Deferred:
Federal	(48.4)	(6.0)	(125.1)
State	(11.8)	(6.6)	(3.6)
Foreign	(3.1)	(4.2)	(1.4)
Total deferred	(63.3)	(16.8)	(130.1)
Total income tax benefit	$(45.5)	$(11.4)	$(139.8)

The following is a reconciliation of income tax benefit computed at the U.S. federal statutory tax rate to the income tax benefit reported in the Consolidated Statements of Operations:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Tax at statutory rate	$(32.7)	$(12.1)	$(10.0)
State income taxes	(7.1)	(0.3)	(4.1)
Tax benefit of cross-border intercompany financing structure	(2.1)	(2.3)	(3.9)
Repatriation of intangibles	(4.6)	—	—
Meals and entertainment	0.2	0.3	0.8
Disallowed officers' compensation	1.6	6.3	0.5
Excess tax benefits related to stock-based compensation	(0.1)	0.8	(2.4)
Section 956 inclusion, Section 78 gross-up	(0.1)	(0.2)	13.2
Goodwill impairment	1.2	—	14.4
Gain on divestiture	—	2.2	—
Remeasurement of deferred tax assets/liabilities	—	(1.0)	(117.6)
Transition tax	(1.9)	(0.4)	9.6
Foreign tax credit	—	(0.1)	(29.7)
Other tax credits	(0.9)	(1.3)	(0.8)
Valuation allowance	3.4	(1.1)	3.5
Uncertain tax positions	(2.5)	(2.9)	(4.5)
Step-up in goodwill tax basis	(0.4)	(0.4)	(1.8)
Return-to-provision	0.1	(0.6)	(6.3)
Other, net	0.4	1.7	(0.7)
Total provision for income taxes	$(45.5)	$(11.4)	$(139.8)

The tax effects of temporary differences giving rise to deferred income tax assets and liabilities were:

	December 31,
	2019	2018
	(In millions)
Deferred tax assets:
Pension and postretirement benefits	$16.7	$18.0
Accrued liabilities	21.4	34.0
Stock compensation	12.6	12.0
Lease liabilities	51.4	—
Interest limitation carryover	30.3	13.3
Loss and credit carryovers	201.7	43.9
Other	27.6	17.1
Total deferred tax assets	361.7	138.3
Valuation allowance	(167.9)	(15.1)
Total deferred tax assets, net of valuation allowance	193.8	123.2

Deferred tax liabilities:
Fixed assets and intangible assets	(238.2)	(284.3)
Lease assets	(50.5)	—
Inventory reserves	(2.5)	(5.0)
Total deferred tax liabilities	(291.2)	(289.3)
Net deferred income tax liability	$(97.4)	$(166.1)

The following table details the Company's tax attributes primarily related to net operating losses, tax credits, and capital losses for which it has recorded deferred tax assets:

Tax Attributes	Gross Attribute Amount	Net Attribute Amount	Expiration Years
	(in millions)
U.S. net operating losses	$1.0	$0.2	2034
Foreign net operating losses	45.5	11.5	2028 – 2039
State net operating losses	204.6	6.8	2021 - 2039
Federal credits	—	14.1	2027
State credits	—	15.4	2020 – 2034
Federal capital loss	586.9	123.2	2024
State capital loss	586.9	26.1	2024
Other		4.4	2022-2036
Total		$201.7

The Company assessed the realizability of its deferred tax assets and has recorded valuation allowances for certain foreign non-capital loss carryforwards, state net operating loss carryforwards, and state tax credit carryforwards that will more likely than not expire unused. In addition, as described in Note 8, the Company has recorded a full valuation allowance against the deferred tax asset of $149.3 million it established for its capital loss resulting from the sale of the Snacks division.
The Company or one of its subsidiaries files income tax returns in the U.S., Canada, Italy, and various U.S. states. In the U.S. federal jurisdiction, the Company is open to examination for the tax year ended December 31, 2016 and forward; for Canadian purposes, the Company is open to examination for the tax year ended December 31, 2011 and forward; for Italian purposes, the Company is open to examination for the tax years ended May 31, 2015 and forward; and for the various U.S. states the Company is generally open to examination for the tax year ended December 31, 2012 and forward.
Our Canadian operations are under exam by the Canadian Revenue Agency (“CRA”) for tax years 2011 through 2015. These examinations are expected to be completed in 2020. In the second quarter of 2019, the Company's Italian subsidiary applied for and received amnesty from the Italian Revenue Agency to settle pending litigation related to its 2007 through 2009, 2013, and 2014 tax years. The settlement resulted in a nominal additional tax payment, which was indemnified by the previous owner of the Italian business. The Company has examinations in process with various state taxing authorities, which are expected to be completed in 2020.
During the year, the Company recorded adjustments to its unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Unrecognized tax benefits beginning balance	$17.3	$26.4	$31.4
Additions (reductions) based on tax positions related to the current year	—	—	1.1
Additions (reductions) based on tax positions of prior years	(1.1)	(0.6)	0.4
Reductions resulting from dispositions	(1.1)	—	—
Reductions due to statute lapses	(2.8)	(8.3)	(4.6)
Reductions related to settlements with taxing authorities	(0.1)	—	(2.0)
Foreign currency translation	0.1	(0.2)	0.1
Unrecognized tax benefits ending balance	$12.3	$17.3	$26.4

Unrecognized tax benefits are included in Other long-term liabilities of the Consolidated Balance Sheets. Of the amount accrued at December 31, 2019 and 2018, $3.4 million and $3.8 million, respectively, would impact net income when settled. Of the amounts accrued at December 31, 2019 and 2018, $9.9 million and $11.6 million, respectively, relates to unrecognized tax benefits assumed in prior acquisitions, which have been indemnified by the previous owners.

Management estimates that it is reasonably possible that the total amount of unrecognized tax benefits could decrease by as much as $4.9 million within the next 12 months, primarily as a result of the resolution of audits currently in progress and the lapsing of statutes of limitations. Approximately $0.3 million of the $4.9 million would affect net income when settled.

The Company recognizes interest expense (income) and penalties related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2019, 2018, and 2017, the Company recognized $(0.2) million, $(0.2) million, and $0.9 million of interest and penalties in income tax expense from continuing operations, respectively. The Company has accrued approximately $3.9 million and $4.2 million for the payment of interest and penalties at December 31, 2019 and 2018, respectively, of which $3.7 million and $4.1 million is indemnified.